WARRANT (Details Narrative) - USD ($)	1 Months Ended						3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Feb. 28, 2022	Nov. 30, 2021	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Oct. 31, 2024
WarrantLineItems [Line Items]
Value of units issued							$ 2,558,436	$ 2,558,436	$ 10,201
Price per share	$ 8.16								$ 8.16	$ 5.20
Exercise price of warrant	$ 8.00								8.00
Warrant [Member]
WarrantLineItems [Line Items]
Units issued	1,250	19,700	22,500	400,000	70,000	8,500
Value of units issued	$ 10,000	$ 78,800	$ 90,000	$ 1,600,000	$ 280,000	$ 34,000
Exercise price of warrant	$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 8.00			$ 8.00
Warrant term	1 year	1 year	1 year	1 year	1 year	1 year			1 year
Common Stock [Member]
WarrantLineItems [Line Items]
Units issued							212,500	212,500	1,250
Value of units issued							$ 21	$ 21
Price per share	$ 8.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00			$ 8.00